Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 1,855	₩ 2,189	₩ 2,086
Post-employment benefits	294	412	390
Share-based compensation	976	669	625
Total	₩ 3,125	₩ 3,270	₩ 3,101